Investor A C and Institutional [Member] Expense Example - Investor A, C and Institutional - BlackRock Pennsylvania Municipal Bond Fund	May 31, 2026 USD ($)
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 70
Expense Example, with Redemption, 3 Years	266
Expense Example, with Redemption, 5 Years	478
Expense Example, with Redemption, 10 Years	1,089
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	517
Expense Example, with Redemption, 3 Years	734
Expense Example, with Redemption, 5 Years	970
Expense Example, with Redemption, 10 Years	1,644
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	272
Expense Example, with Redemption, 3 Years	570
Expense Example, with Redemption, 5 Years	994
Expense Example, with Redemption, 10 Years	$ 1,961